Allowance for loan losses ending balance and the loan balance by portfolio segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	$ 640,555		$ 730,607		$ 815,308
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	21,611,866	[1]	20,983,192	[1]
Covered Loans	2,984,427		3,755,972
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	24,596,294		24,739,164
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	103,506		111,087
Ending balance: loans collectively evaluated for impairment	434,957		510,614
Allowance for loan losses	538,463		621,701
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	908,716		1,337,705
Ending balance: loans collectively evaluated for impairment	20,703,151		19,645,487
Non-covered Loans held-in-portfolio	21,611,867		20,983,192
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	293		8,505
Ending balance: loans collectively evaluated for impairment	101,799		100,401
Allowance for loan losses	102,092		108,906
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	20,945		109,241
Ending balance: loans collectively evaluated for impairment	2,963,482		3,646,731
Covered Loans	2,984,427		3,755,972
PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	528,867		554,203
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	15,887,839	[2]	15,232,327	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	18,872,266		18,988,299
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	85,593		94,860
Ending balance: loans collectively evaluated for impairment	341,182		350,437
Allowance for loan losses	426,775		445,297		453,402
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	789,785		1,176,309
Ending balance: loans collectively evaluated for impairment	15,098,054		14,056,018
Non-covered Loans held-in-portfolio	15,887,839		15,232,327
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	293		8,505
Ending balance: loans collectively evaluated for impairment	101,799		100,401
Allowance for loan losses	102,092		108,906		124,945
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	20,945		109,241
Ending balance: loans collectively evaluated for impairment	2,963,482		3,646,731
Covered Loans	2,984,427		3,755,972
UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	5,724,027		5,750,865
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,913		16,227
Ending balance: loans collectively evaluated for impairment	93,775		160,177
Allowance for loan losses	111,688		176,404		236,961
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	118,931		161,396
Ending balance: loans collectively evaluated for impairment	5,605,097		5,589,469
Non-covered Loans held-in-portfolio	5,724,028		5,750,865
Commercial Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	217,180		369,742		463,904
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	10,037,184		9,858,202
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	11,849,989		12,102,849
Commercial Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	16,409		17,348
Ending balance: loans collectively evaluated for impairment	158,573		280,334
Allowance for loan losses	174,982		297,682
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	297,516		527,664
Ending balance: loans collectively evaluated for impairment	9,739,669		9,330,538
Non-covered Loans held-in-portfolio	10,037,185		9,858,202
Commercial Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	153		8,505
Ending balance: loans collectively evaluated for impairment	42,045		63,555
Allowance for loan losses	42,198		72,060
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	20,945		109,241
Ending balance: loans collectively evaluated for impairment	1,791,859		2,135,406
Covered Loans	1,812,804		2,244,647
Commercial Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	170,348		289,675
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,465,590	[2]	6,296,284	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	8,278,394		8,540,931
Commercial Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	16,409		17,323
Ending balance: loans collectively evaluated for impairment	111,741		200,292
Allowance for loan losses	128,150		217,615		255,453
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	245,380		447,779
Ending balance: loans collectively evaluated for impairment	6,220,210		5,848,505
Non-covered Loans held-in-portfolio	6,465,590		6,296,284
Commercial Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	153		8,505
Ending balance: loans collectively evaluated for impairment	42,045		63,555
Allowance for loan losses	42,198		72,060		94,472
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	20,945		109,241
Ending balance: loans collectively evaluated for impairment	1,791,859		2,135,406
Covered Loans	1,812,804		2,244,647
Commercial Portfolio Segment Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,571,594		3,561,918
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		25
Ending balance: loans collectively evaluated for impairment	46,832		80,042
Allowance for loan losses	46,832		80,067		113,979
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	52,136		79,885
Ending balance: loans collectively evaluated for impairment	3,519,459		3,482,033
Non-covered Loans held-in-portfolio	3,571,595		3,561,918
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	24,833		17,375		28,916
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	206,084		252,857
Covered Loans	190,127		361,396
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	396,211		614,253
Commercial Real Estate Construction Financing Receivable Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	177		120
Ending balance: loans collectively evaluated for impairment	5,165		7,309
Allowance for loan losses	5,342		7,429
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	22,486		41,809
Ending balance: loans collectively evaluated for impairment	183,598		211,048
Non-covered Loans held-in-portfolio	206,084		252,857
Commercial Real Estate Construction Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	140		0
Ending balance: loans collectively evaluated for impairment	19,351		9,946
Allowance for loan losses	19,491		9,946
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	190,127		361,396
Covered Loans	190,127		361,396
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	24,586		15,808
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	161,171	[2]	212,267	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	351,298		573,663
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	177		120
Ending balance: loans collectively evaluated for impairment	4,918		5,742
Allowance for loan losses	5,095		5,862		5,850
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	16,823		35,849
Ending balance: loans collectively evaluated for impairment	144,348		176,418
Non-covered Loans held-in-portfolio	161,171		212,267
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	140		0
Ending balance: loans collectively evaluated for impairment	19,351		9,946
Allowance for loan losses	19,491		9,946		20,435
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	190,127		361,396
Covered Loans	190,127		361,396
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	44,913		40,590
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	247		1,567
Allowance for loan losses	247		1,567		2,631
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	5,663		5,960
Ending balance: loans collectively evaluated for impairment	39,250		34,630
Non-covered Loans held-in-portfolio	44,913		40,590
Mortgages [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	192,935		170,289		107,571
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	6,681,476		6,078,507
Covered Loans	934,373		1,076,730
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,615,849		7,155,237
Mortgages [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	55,667		74,667
Ending balance: loans collectively evaluated for impairment	101,262		74,708
Allowance for loan losses	156,929		149,375
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	452,073		611,230
Ending balance: loans collectively evaluated for impairment	6,229,403		5,467,277
Non-covered Loans held-in-portfolio	6,681,476		6,078,507
Mortgages [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	36,006		20,914
Allowance for loan losses	36,006		20,914
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	934,373		1,076,730
Covered Loans	934,373		1,076,730
Mortgages [Member] | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	166,336		139,941
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	5,400,679	[2]	4,948,924	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	6,335,052		6,025,654
Mortgages [Member] | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	38,034		58,572
Ending balance: loans collectively evaluated for impairment	92,296		60,455
Allowance for loan losses	130,330		119,027		72,322
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	399,347		557,137
Ending balance: loans collectively evaluated for impairment	5,001,332		4,391,787
Non-covered Loans held-in-portfolio	5,400,679		4,948,924
Mortgages [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	36,006		20,914
Allowance for loan losses	36,006		20,914		5,310
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	934,373		1,076,730
Covered Loans	934,373		1,076,730
Mortgages [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	1,280,797		1,129,583
Mortgages [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	17,633		16,095
Ending balance: loans collectively evaluated for impairment	8,966		14,253
Allowance for loan losses	26,599		30,348		29,939
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	52,726		54,093
Ending balance: loans collectively evaluated for impairment	1,228,071		1,075,490
Non-covered Loans held-in-portfolio	1,280,797		1,129,583
Legacy [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	13,704		33,102		46,228
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	211,135	[4]	384,217	[4]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	211,135		384,217
Legacy [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	13,704		33,102
Allowance for loan losses	13,704		33,102
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	6,045		18,744
Ending balance: loans collectively evaluated for impairment	205,090		365,473
Non-covered Loans held-in-portfolio	211,135		384,217
Legacy [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Legacy [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	211,135		384,217
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	13,704		33,102
Allowance for loan losses	13,704		33,102		46,228
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	6,045		18,744
Ending balance: loans collectively evaluated for impairment	205,090		365,473
Non-covered Loans held-in-portfolio	211,135		384,217
Finance Leases Portfolio Segment Member
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	10,622		2,894		4,651
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	543,761		540,523
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	543,761		540,523
Finance Leases Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	1,053		1,066
Ending balance: loans collectively evaluated for impairment	9,569		1,828
Allowance for loan losses	10,622		2,894
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,893		4,881
Ending balance: loans collectively evaluated for impairment	540,868		535,642
Non-covered Loans held-in-portfolio	543,761		540,523
Finance Leases Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Finance Leases Portfolio Segment Member | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	10,622		2,894
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	543,761	[2]	540,523	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	543,761		540,523
Finance Leases Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	1,053		1,066
Ending balance: loans collectively evaluated for impairment	9,569		1,828
Allowance for loan losses	10,622		2,894		4,651
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,893		4,881
Ending balance: loans collectively evaluated for impairment	540,868		535,642
Non-covered Loans held-in-portfolio	543,761		540,523
Finance Leases Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Allowance for loan losses	0		0		0
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	0		0
Covered Loans	0		0
Consumer [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	181,281		137,205		164,038
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,932,226		3,868,886
Covered Loans	47,123		73,199
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,979,349		3,942,085
Consumer [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	30,200		17,886
Ending balance: loans collectively evaluated for impairment	146,684		113,333
Allowance for loan losses	176,884		131,219
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	127,703		133,377
Ending balance: loans collectively evaluated for impairment	3,804,523		3,735,509
Non-covered Loans held-in-portfolio	3,932,226		3,868,886
Consumer [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	4,397		5,986
Allowance for loan losses	4,397		5,986
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	47,123		73,199
Covered Loans	47,123		73,199
Consumer [Member] | PUERTO RICO
Financing Receivable Allowance For Credit Losses Roll Forward
Allowance for loan losses	156,975		105,885
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	3,316,638	[2]	3,234,329	[3]
Loans and Leases Receivable Covered And Not Covered Total Net Of Unearned Income	3,363,761		3,307,528
Consumer [Member] | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	29,920		17,779
Ending balance: loans collectively evaluated for impairment	122,658		82,120
Allowance for loan losses	152,578		99,899		115,126
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	125,342		130,663
Ending balance: loans collectively evaluated for impairment	3,191,296		3,103,666
Non-covered Loans held-in-portfolio	3,316,638		3,234,329
Consumer [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	4,397		5,986
Allowance for loan losses	4,397		5,986		4,728
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	0		0
Ending balance: loans collectively evaluated for impairment	47,123		73,199
Covered Loans	47,123		73,199
Consumer [Member] | UNITED STATES
Loans held-in-portfolio:
Non-covered Loans held-in-portfolio	615,588		634,557
Consumer [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable Allowance For Credit Losses Roll Forward
Ending balance: loans individually evaluated for impairment	280		107
Ending balance: loans collectively evaluated for impairment	24,026		31,213
Allowance for loan losses	24,306		31,320		44,184
Loans held-in-portfolio:
Ending balance: loans individually evaluated for impairment	2,361		2,714
Ending balance: loans collectively evaluated for impairment	613,227		631,843
Non-covered Loans held-in-portfolio	$ 615,588		$ 634,557

[1]	Non-covered loans held-in-portfolio at December 31, 2013 are net of $92 million in unearned income and exclude $110 million in loans held-for-sale. (December 31, 2012 - $97 million in unearned income and $354 million in loans held-for-sale.)
[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.